ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2020
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED BALANCE SHEETS
(In thousands of U.S. dollars, except share and per share data)

	December 31,
	2020	2019
ASSETS
Current assets:
Cash and cash equivalents	$36,213	$48,645
Amounts due from affiliated companies	150,651	149,580
Prepaid expenses and other current assets	4,044	6,244

Total current assets	190,908	204,469

Investments in subsidiaries	1,917,223	3,147,298
Deferred tax assets	6,015	3,557

Total assets	$2,114,146	$3,355,324

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other current liabilities	$20,488	$10,240
Income tax payable	931	931
Amounts due to an affiliated companies	174,989	91,542

Total current liabilities	196,408	102,713

Other long-term liabilities	3,419	5,130
Advances from affiliated companies	812,198	808,513

Total liabilities	1,012,025	916,356

Shareholders’ equity:
Ordinary shares, par value $0.01; 7,300,000,000 shares authorized;
1,456,547,942 and 1,456,547,942 shares issued; 1,430,965,312 and 1,437,328,096 shares outstanding, respectively	14,565	14,565
Treasury shares, at cost; 25,582,630 and 19,219,846 shares, respectively	(121,028)	(90,585)
Additional paid-in capital	3,207,312	3,178,579
Accumulated other comprehensive losses	(11,332)	(18,803)
Accumulated losses	(1,987,396)	(644,788)

Total shareholders’ equity	1,102,121	2,438,968

Total liabilities and shareholders’ equity	$2,114,146	$3,355,324

Parent Company [Member]
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED BALANCE SHEETS
(In thousands of U.S. dollars, except share and per share data)

	December 31,
	2020	2019
ASSETS
Current assets:
Cash and cash equivalents	$36,213	$48,645
Amounts due from affiliated companies	150,651	149,580
Prepaid expenses and other current assets	4,044	6,244

Total current assets	190,908	204,469

Investments in subsidiaries	1,917,223	3,147,298
Deferred tax assets	6,015	3,557

Total assets	$2,114,146	$3,355,324

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other current liabilities	$20,488	$10,240
Income tax payable	931	931
Amounts due to an affiliated companies	174,989	91,542

Total current liabilities	196,408	102,713

Other long-term liabilities	3,419	5,130
Advances from affiliated companies	812,198	808,513

Total liabilities	1,012,025	916,356

Shareholders’ equity:
Ordinary shares, par value $0.01; 7,300,000,000 shares authorized;
1,456,547,942 and 1,456,547,942 shares issued; 1,430,965,312 and 1,437,328,096 shares outstanding, respectively	14,565	14,565
Treasury shares, at cost; 25,582,630 and 19,219,846 shares, respectively	(121,028)	(90,585)
Additional paid-in capital	3,207,312	3,178,579
Accumulated other comprehensive losses	(11,332)	(18,803)
Accumulated losses	(1,987,396)	(644,788)

Total shareholders’ equity	1,102,121	2,438,968

Total liabilities and shareholders’ equity	$2,114,146	$3,355,324

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED STATEMENTS OF OPERATIONS
(In thousands of U.S. dollars)

	Year Ended December 31,
	2020	2019	2018
Operating revenues	$14,614	$18,381	$18,267

Operating costs and expenses:
General and administrative	(60,688)	(47,689)	(41,204)
Development costs	(30,242)	(50,795)	(24,095)
Property charges and other	(3,782)	—	—

Total operating costs and expenses	(94,712)	(98,484)	(65,299)

Operating loss	(80,098)	(80,103)	(47,032)

Non-operating income (expenses):
Interest income	58	305	129
Foreign exchange losses, net	(4,871)	(1,983)	(6,958)
Other income, net	14,530	11,627	10,636
Share of results of subsidiaries	(1,195,569)	442,325	378,951

Total non-operating (expenses) income, net	(1,185,852)	452,274	382,758

(Loss) income before income tax	(1,265,950)	372,171	335,726
Income tax credit	2,458	1,002	4,573

Net (loss) income	$(1,263,492)	$373,173	$340,299

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
(In thousands of U.S. dollars)

	Year Ended December 31,
	2020	2019	2018
Net (loss) income	$(1,263,492)	$373,173	$340,299
Other comprehensive income (loss):
Foreign currency translation adjustments, before and after tax	7,471	40,529	(33,872)

Other comprehensive income (loss)	7,471	40,529	(33,872)

Total comprehensive (loss) income	$(1,256,021)	$413,702	$306,427

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED STATEMENTS OF CASH FLOWS
(In thousands of U.S. dollars)

	Year Ended December 31,
	2020	2019	2018
Cash flows from operating activities:
Net cash provided by operating activities	$389,520	$413,044	$156,698

Cash flow from an investing activity:
Advances to subsidiaries	(282,605)	(100,065)	(14,404)
Cash used in an investing activity	(282,605)	(100,065)	(14,404)

Cash flow s from financing activities:
Dividends paid	(79,116)	(300,995)	(271,531)
Repurchase of shares	(44,977)	—	(655,652)
Proceeds from exercise of share options	1,061	2,700	5,018
Advances from subsidiaries	3,685	24,281	784,232

Net cash used in financing activities	(119,347)	(274,014)	(137,933)

Net (decrease) increase in cash and cash equivalents	(12,432)	38,965	4,361
Cash and cash equivalents at beginning of year	48,645	9,680	5,319

Cash and cash equivalents at end of year	$36,213	$48,645	$9,680

Supplemental cash flow disclosures:
Cash refund for income taxes	$—	$638	$—
Repurchase of shares included in accrued expenses and other current liabilities	$—	$—	$1,670